Segment information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment information

25.	Segment information

The Company operates in a single operating segment, being the biopharmaceutical segment.

Geographical information

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Switzerland	5,075	905	—
Ireland	—	73	74
Denmark	185	2,655	413
Other	—	19	45
	5,260	3,652	532

Non-current assets include restricted cash equivalents, right of use assets, property, plant and equipment, identifiable intangible assets, other asset and goodwill and are detailed by geographical area as follows:

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

	December 31,
	2021	2020
	$	$
Germany	9,212	9,341
United States	70	50
	9,282	9,391

Major customers representing 10% or more of the Company’s revenues in each of the last three years are as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Company 1	5,260	3,634	532